Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2013
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Information

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter		Full Year
	2012	2013	2012	2013	2012	2013	2012	2013	2012	2013
Net sales	$5,309	5,553	5,919	5,960	6,484	6,344	6,700	6,812	24,412	24,669
Gross profit	$2,055	2,207	2,336	2,373	2,628	2,568	2,749	2,804	9,768	9,952
Earnings from continuing
operations common stockholders	$371	454	545	561	770	194	282	795	1,968	2,004
Net earnings common stockholders	$371	454	545	561	770	194	282	795	1,968	2,004

Earnings per common share
from continuing operations:
Basic	$0.50	0.63	0.74	0.77	1.05	0.27	0.39	1.11	2.68	2.78
Diluted	$0.50	0.62	0.74	0.77	1.04	0.27	0.39	1.10	2.67	2.76

Net earnings per common share:
Basic	$0.50	0.63	0.74	0.77	1.05	0.27	0.39	1.11	2.68	2.78
Diluted	$0.50	0.62	0.74	0.77	1.04	0.27	0.39	1.10	2.67	2.76

Dividends per common share	$0.40	0.41	0.40	0.41	0.40	0.41	0.40	0.41	1.60	1.64

Common stock prices:
High	$52.64	53.62	53.78	58.67	53.01	59.44	52.98	66.79	53.78	66.79
Low	$39.50	47.10	47.00	53.83	43.75	53.09	43.59	54.55	39.50	47.10